Share-based payment - Legacy programs - Stock Options (Details) - Stock Option	12 Months Ended
	Dec. 31, 2017 EUR (€) Options plan shares	Dec. 31, 2016 EUR (€) Options	Dec. 31, 2015 EUR (€) Options	Dec. 31, 2014 EUR (€) Options
Share-based payment
Number of global plans | plan	1
Number of shares per option | shares	1
Balanced at beginning of period (in shares) | Options	1,601,021	3,640,286	7,344,023
Shares exercised | Options	(415,750)	(832,900)	(1,242,381)
Shares forfeited | Options	(215,000)	(17,875)	(2,215,216)
Shares expired | Options	(522,771)	(1,188,490)	(246,140)
Balance at end of period (in shares) | Options	447,500	1,601,021	3,640,286
Weighted average exercise price at beginning of period	€ 3.34	€ 4.67	€ 4.81
Weighted average exercise price - exercised	2.13	2.52	3.79
Weighted average exercise price - forfeited	2.71	2.57	2.48
Weighted average exercise price - expired	5.65	7.81	8.07
Weighted average exercise price at end of period	2.07	3.34	4.67
Weighted average share price	€ 4.93	€ 4.87	€ 6.44
Number of options exercisable | Options	447,500	1,197,771	2,318,911	1,913,537
Weighted average exercise price of exercisable options	€ 2.07	€ 3.56	€ 5.97	€ 10.43